NOTE 16 - DERIVATIVE FINANCIAL INSTRUMENTS (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minimum [Member]
Derivative [Line Items]
Expected Volatility	0.00%	37.00%
Expected Remaining Term	0 years	4 years 26 days
Risk Free Interest Rate	0.00%	1.80%
Maximum [Member]
Derivative [Line Items]
Expected Volatility	0.00%	144.00%
Expected Remaining Term	0 years	5 years
Risk Free Interest Rate	0.00%	2.13%